Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Income and Expenses, Net
For the years ended December 31, these items include the following:

	2017	2018	2019
Other income:
Profit from Mizuho Agreement (a)	—	—	89,688
Recovery of provisions and accounting impairments	—	—	23,279
Trademarks revaluation	—	—	20,676
Supplier debt forgiveness	—	—	19,026
Sale of fixed assets	93,013	26,007	12,748
Sale of investments	—	13,475	—
Present value of the liability from put option	79	6,122	—
Others	6,466	12,815	14,368

	99,558	58,419	179,785

Other expenditures:
Asset impairment (b)	—	—	296,581
Civil repair to the Peruvian Government (c)	—	73,500	69,150
Legal litigation (class action) (Note 22)	—	—	49,754
Impairment of goodwill and trademarks (Note 17 a)	49,608	—	33,089
Net cost of fixed assets disposal	78,378	36,931	21,061
Others	4,441	9,323	36,904

	132,427	119,754	506,539

	(32,869)	(61,335)	(326,754)

(a)
Corresponds to the refinancing agreement linked to the contract signed between GyM Ferrrovias S.A. and Mitzuho Bank Ltd. where the Company acted as an endorsement of the transaction. Under the contract, a bond letter was issued with Mitzuho Bank Ltd. for it to be covered with a financial derivative. The contract further indicated that in the event that the bank refinanced the debt, the Company received 70% of the gains obtained.

(b)
Mainly corresponds to a provision for impairment of accounts receivable from GSP for S/276 million (Note 15 a) and the subsidiary Promotora Larco Mar S.A. recognized an impairment on work in progress balances for S/18 million.

(c)	The Company increased the provision for civil reparation in S/69 million (Note 22).